Debt	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Debt

Note 14 — Debt

Short-term debt at September 30 consisted of:

(Millions of dollars)	2014	2013
Loans Payable
Domestic	$200	$200
Foreign	3	7

	$203	$207

Domestic loans payable consist of commercial paper. Foreign loans payable consist of short-term borrowings from financial institutions. The weighted average interest rates for short-term debt were 0.40% and 0.51% at September 30, 2014 and 2013, respectively. The Company has available a $1 billion syndicated credit facility. This credit facility, under which there were no borrowings outstanding at September 30, 2014, provides backup support for its commercial paper program and can also be used for other general corporate purposes. It includes a provision that enables the Company, subject to additional commitments made by the lenders, to access up to an additional $500 million in financing through the facility, for a maximum aggregate commitment of $1.5 billion. During the third quarter of fiscal year 2014, the Company extended the expiration date of this credit facility to May 2018 from the original expiration date of May 2017. The credit facility includes a single financial covenant that requires the Company to maintain an interest expense coverage ratio (ratio of earnings before income taxes, depreciation and amortization to interest expense) of not less than 5-to-1 for the most recent four consecutive fiscal quarters. The Company was in compliance with this covenant as of September 30, 2014. In addition, the Company has informal lines of credit outside of the United States.

Long-Term Debt at September 30 consisted of:

(Millions of dollars)	2014	2013
1.75% Notes due November 8, 2016	$499	$498
4.90% Notes due April 15, 2018	202	203
5.00% Notes due May 15, 2019	497	496
3.25% Notes due November 12, 2020	697	696
3.125% Notes due November 8, 2021	997	993
7.00% Debentures due August 1, 2027	168	168
6.70% Debentures due August 1, 2028	167	167
6.00% Notes due May 15, 2039	246	246
5.00% Notes due November 12, 2040	296	296

	$3,768	$3,763

The aggregate annual maturities of long-term debt during the fiscal years ending September 30, 2015 to 2019 are as follows: 2015 — $0; 2016 — $0; 2017 — $500 million; 2018 — $200 million; 2019 — $500 million.

The Company capitalizes interest costs as a component of the cost of construction in progress. A summary of interest costs and payments for the years ended September 30 is as follows:

(Millions of dollars)	2014	2013	2012
Charged to operations	$135	$138	$135
Capitalized	32	33	34

Total interest costs	$167	$171	$169

Interest paid, net of amounts capitalized	$135	$143	$119